Key Management Compensation - Schedule of Key Management Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of key management personnel compensation [abstract]
Salaries, director fees and other short term benefits	$ 3,520	$ 1,909
Post-employment benefits	214	27
Share based payment	1,370	1,262
Total	$ 5,104	$ 3,198